LEASES - Supplemental Cash Flow Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flow for finance leases	$ 44	$ 789
Operating cash flow for operating leases	1,102	72
Leased assets obtained in exchange for lease liabilities
Finance leases	1,547	646	$ 0
Operating leases	$ 6,176	$ 2,788